Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income	$ 520	$ 397	$ 957	$ 809
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	633	559	1,250	1,109
Deferred income taxes	(39)	14	(8)	21
Share-based compensation expense, net	20	35	39	53
Net employee defined benefit plans expense	19	24	39	49
Employer contributions to employee defined benefit plans	(12)	(14)	(28)	(35)
Non-current contract assets	15	12	36	31
Income from equity accounted investments	1	2	1	2
Other	(13)	(64)	66	(60)
Net change in non-cash operating working capital	16	241	(402)	65
Cash provided by operating activities	1,160	1,206	1,950	2,044
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(645)	(735)	(1,438)	(1,473)
Cash payment for spectrum licences	(931)		(931)
Cash payments for acquisitions, net	(26)	(47)	(188)	(251)
Real estate joint ventures advances	(9)	(7)	(17)	(13)
Real estate joint venture receipts	1	1	2	2
Proceeds on dispositions				15
Other	10	(7)	10	(7)
Cash used by investing activities	(1,600)	(795)	(2,562)	(1,727)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(307)	(278)	(610)	(557)
Issue (repayment) of short-term borrowings, net	(400)	13		7
Long-term debt issued	2,422	1,279	3,588	3,440
Redemptions and repayment of long-term debt	(1,617)	(1,147)	(2,534)	(3,042)
Issue of shares by subsidiary to non-controlling interests				24
Other	(29)	(10)	(29)	(15)
Cash (used) provided by financing activities	69	(143)	415	(143)
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(371)	268	(197)	174
Cash and temporary investments, net, beginning of period	588	415	414	509
Cash and temporary investments, net, end of period	217	683	217	683
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(147)	(130)	(326)	(280)
Interest received	3	3	5	5
Income taxes paid, net
In respect of comprehensive income	(122)	(52)	(458)	(108)
In respect of business acquisitions			(15)
Income taxes paid, net	$ (122)	$ (52)	$ (473)	$ (108)